UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            8/7/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $92,396,927.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------ ----------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                           SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS     CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------ ----------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
WYETH                                COMMON            983024100 5,265,013  115,995 X                   NONE        x      0    0
BP                                   COMMON            556221074 3,864,464   81,050 X                   NONE        x      0    0
AFLAC INC                            COMMON            1055102   3,817,852  122,800 X                   NONE        x      0    0
PEPSICO INC                          COMMON            713448108 3,792,900   69,012 X                   NONE        x      0    0
GOLDMAN SACHS                        COMMON            38141G104 3,634,396   24,650 X                   NONE        x      0    0
TEVA                                 COMMON            881624209 3,599,353   72,950 X                   NONE        x      0    0
SYSCO CORP                           COMMON            871829107 3,544,287  157,664 X                   NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS     COMMON            922042858 3,489,063  109,650 X                   NONE        x      0    0
UNITED TECHNOLOGIES                  COMMON            913017109 3,351,420   64,500 X                   NONE        x      0    0
INTEL CORP                           COMMON            458140100 3,082,504  186,254 X                   NONE        x      0    0
EXXON CORP                           COMMON            302290101 2,781,299   39,784 X                   NONE        x      0    0
GENERAL ELECTRIC CO.                 COMMON            369604103 2,670,250  227,837 X                   NONE        x      0    0
AT&T                                 COMMON            00206R102 2,530,873  101,887 X                   NONE        x      0    0
PROCTOR & GAMBLE                     COMMON            742718109 2,529,450   49,500 X                   NONE        x      0    0
ILLINOIS TOOL WORKS                  COMMON            452308109 2,436,995   65,265 X                   NONE        x      0    0
CISCO                                COMMON            17275R102 2,403,892  128,895 X                   NONE        x      0    0
SOVRAN SELF STORAGE                  COMMON            78462F103 2,182,635   88,725 X                   NONE        x      0    0
DONALDSON                            COMMON            257651109 2,178,856   62,900 X                   NONE        x      0    0
CVS                                  COMMON            126650100 2,018,965   63,350 X                   NONE        x      0    0
PFIZER                               COMMON            717081103 2,002,095  133,473 X                   NONE        x      0    0
MC CORMICK                           COMMON            579780206 1,940,415   59,650 X                   NONE        x      0    0
MICROSOFT                            COMMON            594918104 1,892,021   79,597 X                   NONE        x      0    0
WELLS FARGO                          COMMON            949746101 1,843,008   75,969 X                   NONE        x      0    0
JOY GLOBAL                           COMMON            811165108 1,767,247   49,475 X                   NONE        x      0    0
IBM                                  COMMON            459200101 1,731,284   16,580 X                   NONE        x      0    0
STRYKER                              COMMON            863667101 1,663,119   41,850 X                   NONE        x      0    0
NOKIA                                COMMON            654902204 1,651,098  113,244 X                   NONE        x      0    0
PAYCHEX                              COMMON            704326107 1,561,770   61,975 X                   NONE        x      0    0
UNITED PARCEL                        COMMON            911312106 1,523,445   30,475 X                   NONE        x      0    0
MEDTRONIC                            COMMON            585055106 1,432,235   41,050 X                   NONE        x      0    0
NUCOR                                COMMON            670346105 1,327,346   29,875 X                   NONE        x      0    0
POWERSHARES DYNAMIC BIOTECH & GENOME COMMON            73935X856 1,305,267   93,300 X                   NONE        x      0    0
DENTSPLY                             COMMON            249030107 1,250,313   40,900 X                   NONE        x      0    0
SMITH INT'L                          COMMON            832110100 1,172,913   45,550 X                   NONE        x      0    0
PHILIP MORRIS INT'L                  COMMON            718172109 1,145,025   26,250 X                   NONE        x      0    0
BARCLAYS                             COMMON            06738E204 1,066,293   57,825 X                   NONE        x      0    0
HOME DEPOT                           COMMON            437076102 1,045,037   44,225 X                   NONE        x      0    0
3M                                   COMMON            88579Y101   901,500   15,000 X                   NONE        x      0    0
COCA COLA CO.                        COMMON            191216100   887,815   18,500 X                   NONE        x      0    0
J P MORGAN CHASE                     COMMON            46625H100   872,329   25,574 X                   NONE        x      0    0
KIMBERLY CLARK                       COMMON            494368103   870,338   16,600 X                   NONE        x      0    0
VAW                                  COMMON            92204A801   630,864   12,125 X                   NONE        x      0    0
ALTRIA                               COMMON            02209s103   436,794   26,650 X                   NONE        x      0    0
DU PONT E I DE NEMOURS               COMMON            263534109   421,398   16,448 X                   NONE        x      0    0
PRAXAIR                              COMMON            74005P104   420,347    5,675 X                   NONE        x      0    0
JOHNSON & JOHNSON                    COMMON            478160104   249,920    4,400 X                   NONE        x      0    0
BRISTOL MYERS                        COMMON            110122108   211,224   10,400 X                   NONE        x      0    0
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